Subsequent Events (Details Narrative) $ in Millions, $ in Millions	Nov. 16, 2023 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Other provisions		$ 3,421	$ 1,320
Changes in tax rates or tax laws enacted or announced [member] | Recovery of losses from deposit insurance fund [member]
Disclosure of non-adjusting events after reporting period [line items]
Other provisions	$ 300